Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Maintenance [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,503,202	$ 2,900,651
Maintenance payments received	817,229	779,824
Maintenance payments returned	(201,474)	(245,294)
Release to income other than upon sale	(203,440)	(770,492)
Lessor contribution, top ups and other	36,022	(89,819)
Accrued maintenance liability at end of period	2,863,730	2,503,202	$ 2,900,651
Non-cash Investing and Financing Activities
Accrued Maintenance [Roll Forward]
Release to income upon sale	$ (87,809)	$ (71,668)	$ (20,000)